Share Based Compensation (Details) - Schedule of Option Activity - ¥ / shares			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2021
Schedule of Option Activity [Abstract]
Number of Options, Outstanding Ending balance	4,128,005,400	3,420,000,000	4,128,005,400	3,420,000,000
Exercise Price, Outstanding Ending balance	¥ 0.02	¥ 0.02	¥ 0.02	¥ 0.02
Remaining Contractual Life, Outstanding Ending balance	4 years 5 months 8 days	4 years 11 months 15 days
Number of Options, Vested and exercisable	3,410,000,000		3,410,000,000
Exercise Price, Vested and exercisable	¥ 0.02		¥ 0.02
Remaining Contractual Life, Vested and exercisable			3 years 11 months 15 days
Number of Options, Vested or expected to vest	4,128,005,400		4,128,005,400
Exercise Price, Vested or expected to vest	¥ 0.02		¥ 0.02
Remaining Contractual Life, Vested or expected to vest			4 years 5 months 8 days
Number of Options, Granted				12,236,010,800
Remaining Contractual Life, Granted				10 years
Exercise Price, Granted
Number of Options, Exercised				(11,518,005,400)
Remaining Contractual Life, Exercised				10 years
Exercise Price, Exercised
Number of Options, Forfeited				(10,000,000)
Exercise Price, Forfeited				¥ 0.02
Remaining Contractual Life, Forfeited				4 years 9 months 29 days